Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic:
Current tax expenses	$ (79,860)	$ (46,749)	$ (33,726)
Income tax expense for year	$ (79,860)	$ (46,749)	$ (33,726)